Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® ETF
February 28, 2023
ETF-NPRT1-0423
1.814342.118
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.3%
Diversified Telecommunication Services - 0.2%
Anterix, Inc. (a)	9,490	286,598
Cogent Communications Group, Inc.	13,116	849,130
Consolidated Communications Holdings, Inc. (a)	51,388	155,706
Frontier Communications Parent, Inc. (a)	51,264	1,402,583
Iridium Communications, Inc.	32,956	2,022,510
Liberty Global PLC:
Class A (a)	44,213	905,924
Class C (a)	67,115	1,426,194
Liberty Latin America Ltd. Class C (a)	64,089	562,701
Nextplat Corp. (a)(b)	23,122	36,302
Radius Global Infrastructure, Inc. (a)	30,008	409,009
		8,056,657
Entertainment - 1.9%
Activision Blizzard, Inc.	171,961	13,112,026
Bilibili, Inc. ADR (a)	27,063	522,316
Electronic Arts, Inc.	62,135	6,893,257
Grom Social Enterprises, Inc. (a)	7	6
iQIYI, Inc. ADR (a)	130,001	1,004,908
Liberty Media Corp. Liberty Braves Class C (a)	17,274	578,161
Liberty Media Corp. Liberty Formula One:
Class A (a)(b)	8,799	534,627
Series C (a)	48,016	3,258,846
NetEase, Inc. ADR	36,565	2,838,907
Netflix, Inc. (a)	97,390	31,372,241
Playtika Holding Corp. (a)	88,783	852,317
Roku, Inc. Class A (a)(b)	27,778	1,796,959
Take-Two Interactive Software, Inc. (a)	36,156	3,960,890
Warner Bros Discovery, Inc. (a)	530,246	8,282,443
Warner Music Group Corp. Class A (b)	37,394	1,180,155
		76,188,059
Interactive Media & Services - 8.3%
Alphabet, Inc.:
Class A (a)	1,307,788	117,779,387
Class C (a)	1,332,750	120,347,325
Baidu, Inc. sponsored ADR (a)	38,377	5,284,129
Bumble, Inc. (a)	34,966	845,478
FaZe Holdings, Inc. Class A (a)(b)	60,271	36,295
Hello Group, Inc. ADR	53,734	473,397
IAC, Inc. (a)	18,655	968,941
JOYY, Inc. ADR	16,743	525,730
Kanzhun Ltd. ADR (a)	53,096	1,069,884
Match Group, Inc. (a)	61,277	2,538,093
Meta Platforms, Inc. Class A (a)	495,926	86,757,294
Rumble, Inc. (a)(b)	70,141	565,336
TripAdvisor, Inc. (a)	31,016	669,015
Yandex NV Series A (a)(b)(c)	50,190	172,144
Ziff Davis, Inc. (a)	11,533	910,876
Zoominfo Technologies, Inc. (a)	93,680	2,264,246
		341,207,570
Media - 1.9%
Advantage Solutions, Inc. Class A (a)	84,500	185,900
Charter Communications, Inc. Class A (a)	35,497	13,049,052
Comcast Corp. Class A	959,890	35,679,111
comScore, Inc. (a)(b)	113,090	131,184
Criteo SA sponsored ADR (a)	14,851	492,311
DISH Network Corp. Class A (a)	73,868	842,834
E.W. Scripps Co. Class A (a)	28,244	356,439
Fox Corp.:
Class A (b)	72,025	2,522,316
Class B	59,831	1,929,550
Integral Ad Science Holding Corp. (a)	47,434	517,979
Liberty Broadband Corp.:
Class A (a)	5,680	492,626
Class C (a)	29,406	2,548,618
Liberty Media Corp. Liberty SiriusXM:
Series A (a)(b)	24,832	804,308
Series C (a)	51,235	1,650,792
News Corp.:
Class A	91,202	1,564,114
Class B (b)	49,686	857,580
Nexstar Broadcasting Group, Inc. Class A (b)	9,914	1,843,013
Paramount Global Class B (b)	133,351	2,856,378
Scholastic Corp.	12,984	592,200
Sinclair Broadcast Group, Inc. Class A (b)	15,972	259,864
Sirius XM Holdings, Inc. (b)	887,098	3,894,360
TechTarget, Inc. (a)	9,330	352,021
The Trade Desk, Inc. (a)(b)	94,315	5,277,867
Troika Media Group, Inc. (a)(b)	302	119
		78,700,536
Wireless Telecommunication Services - 1.0%
Gogo, Inc. (a)	35,355	581,943
Millicom International Cellular SA (a)(b)	30,259	598,826
T-Mobile U.S., Inc. (a)	273,523	38,889,500
Vodafone Group PLC sponsored ADR	93,618	1,120,607
		41,190,876
TOTAL COMMUNICATION SERVICES		545,343,698
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 0.2%
Dorman Products, Inc. (a)	8,069	750,659
ECARX Holdings, Inc. Class A (a)(b)	7,006	29,075
Fox Factory Holding Corp. (a)	11,345	1,333,038
Gentex Corp.	52,771	1,506,612
Gentherm, Inc. (a)	9,753	619,413
Luminar Technologies, Inc. (a)(b)	80,729	722,525
Patrick Industries, Inc. (b)	9,210	670,949
Solid Power, Inc. (a)(b)	68,278	230,780
The Goodyear Tire & Rubber Co. (a)(b)	41,284	468,986
Visteon Corp. (a)	6,452	1,077,742
XPEL, Inc. (a)	8,821	589,331
		7,999,110
Automobiles - 3.8%
Arcimoto, Inc. (a)	8	14
Canoo, Inc. (a)(b)	511,434	382,808
Li Auto, Inc. ADR (a)	98,400	2,323,224
Lordstown Motors Corp. Class A (a)(b)	182,722	190,031
Lucid Group, Inc. Class A (a)(b)	373,727	3,412,128
NWTN, Inc. (a)(b)	71,913	805,426
Polestar Automotive Holding UK PLC (a)	16	85
Rivian Automotive, Inc. (a)(b)	198,691	3,834,736
Tesla, Inc. (a)	688,171	141,563,656
Workhorse Group, Inc. (a)(b)	154,855	319,001
		152,831,109
Distributors - 0.2%
LKQ Corp.	62,136	3,559,771
Pool Corp. (b)	8,234	2,938,385
		6,498,156
Diversified Consumer Services - 0.1%
2U, Inc. (a)	49,533	443,816
Amesite, Inc. (a)	3	9
Duolingo, Inc. (a)	8,229	747,111
Grand Canyon Education, Inc. (a)	9,319	1,055,750
Laureate Education, Inc. Class A	37,422	443,825
Rover Group, Inc. Class A (a)(b)	80,879	338,074
Strategic Education, Inc. (b)	6,864	585,156
Udemy, Inc. (a)	46,927	442,991
		4,056,732
Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc. Class A (a)	82,236	10,138,054
Bloomin' Brands, Inc.	30,225	788,873
Booking Holdings, Inc. (a)	8,704	21,968,896
Caesars Entertainment, Inc. (a)	44,978	2,283,083
Churchill Downs, Inc. (b)	9,218	2,265,600
Cracker Barrel Old Country Store, Inc. (b)	6,211	676,751
Dave & Buster's Entertainment, Inc. (a)	16,180	647,524
Draftkings Holdings, Inc. (a)(b)	87,783	1,655,587
Expedia, Inc. (a)(b)	31,897	3,475,816
Golden Entertainment, Inc. (a)	10,959	450,524
H World Group Ltd. ADR	39,263	1,859,888
Jack in the Box, Inc.	4,853	380,475
Krispy Kreme, Inc. (b)	54,585	710,151
Light & Wonder, Inc. Class A (a)	24,582	1,539,079
MakeMyTrip Ltd. (a)(b)	20,282	525,709
Marriott International, Inc. Class A	72,146	12,209,989
Melco Crown Entertainment Ltd. sponsored ADR (a)	67,347	860,695
Monarch Casino & Resort, Inc.	6,458	475,438
Papa John's International, Inc. (b)	8,237	691,496
Penn Entertainment, Inc. (a)	37,112	1,133,029
Playa Hotels & Resorts NV (a)	62,802	560,194
Red Rock Resorts, Inc. (b)	9,686	422,988
Sportradar Holding AG (a)(b)	60,233	736,047
Starbucks Corp. (b)	251,363	25,661,649
Texas Roadhouse, Inc. Class A (b)	17,341	1,760,805
The Cheesecake Factory, Inc. (b)	13,553	507,424
Trip.com Group Ltd. ADR (a)	107,482	3,820,985
Vacasa, Inc. Class A (a)	92	133
Wendy's Co. (b)	57,636	1,265,687
Wingstop, Inc.	6,888	1,173,371
Wynn Resorts Ltd. (a)	24,430	2,647,479
		103,293,419
Household Durables - 0.1%
Cavco Industries, Inc. (a)	2,716	774,060
Helen of Troy Ltd. (a)(b)	6,932	781,167
iRobot Corp. (a)(b)	6,265	257,429
LGI Homes, Inc. (a)(b)	7,737	807,046
Newell Brands, Inc. (b)	90,101	1,323,584
Snap One Holdings Corp. (a)	15,548	181,756
Sonos, Inc. (a)	31,948	620,750
		4,745,792
Internet & Direct Marketing Retail - 6.1%
Amazon.com, Inc. (a)	2,233,809	210,491,822
eBay, Inc.	125,985	5,782,712
Etsy, Inc. (a)	27,482	3,336,590
Global-e Online Ltd. (a)	30,108	852,056
JD.com, Inc. sponsored ADR	110,634	4,916,575
Lyft, Inc. (a)	73,629	736,290
MercadoLibre, Inc. (a)	10,746	13,110,120
Newegg Commerce, Inc. (a)(b)	99,547	138,370
Ozon Holdings PLC ADR (a)(b)(c)	22,832	47,962
Pdd Holdings, Inc. ADR (a)	99,661	8,743,260
Qurate Retail, Inc. Series A (a)	147,985	312,248
Stitch Fix, Inc. (a)(b)	149,955	698,790
The RealReal, Inc. (a)(b)	208,785	281,860
Xometry, Inc. (a)(b)	15,993	486,347
		249,935,002
Leisure Products - 0.1%
BRP, Inc. (b)	6,127	529,740
Hasbro, Inc.	27,847	1,531,863
Latham Group, Inc. (a)	38	121
Malibu Boats, Inc. Class A (a)	7,837	468,339
Mattel, Inc. (a)	84,986	1,528,898
Peloton Interactive, Inc. Class A (a)(b)	72,876	941,558
		5,000,519
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	49,890	7,248,019
Franchise Group, Inc. (b)	13,444	373,878
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	16,542	951,827
		8,573,724
Specialty Retail - 1.0%
Academy Sports & Outdoors, Inc. (b)	22,062	1,304,967
Five Below, Inc. (a)(b)	12,079	2,467,740
Leslie's, Inc. (a)(b)	44,838	565,407
Monro, Inc. (b)	9,571	482,761
National Vision Holdings, Inc. (a)(b)	21,357	797,898
O'Reilly Automotive, Inc. (a)	14,356	11,916,916
Ross Stores, Inc.	78,749	8,704,914
Sleep Number Corp. (a)(b)	10,304	410,717
The ODP Corp. (a)	17,260	781,533
Tractor Supply Co. (b)	23,651	5,516,832
Ulta Beauty, Inc. (a)	11,332	5,879,042
Upbound Group, Inc. (b)	26,822	720,171
Urban Outfitters, Inc. (a)	24,001	646,827
		40,195,725
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	16,550	1,443,160
Crocs, Inc. (a)	9,484	1,154,298
G-III Apparel Group Ltd. (a)	19,182	318,709
lululemon athletica, Inc. (a)(b)	26,151	8,085,889
Steven Madden Ltd.	22,903	831,379
		11,833,435
TOTAL CONSUMER DISCRETIONARY		594,962,723
CONSUMER STAPLES - 4.6%
Beverages - 2.1%
Celsius Holdings, Inc. (a)(b)	19,237	1,746,720
Coca-Cola Bottling Co. Consolidated	2,082	1,159,362
Coca-Cola European Partners PLC (b)	102,906	5,659,830
Keurig Dr. Pepper, Inc.	313,163	10,819,782
MGP Ingredients, Inc.	6,822	692,024
Monster Beverage Corp. (a)	116,960	11,901,850
National Beverage Corp. (a)(b)	24,334	1,135,181
PepsiCo, Inc.	301,104	52,250,577
		85,365,326
Food & Staples Retailing - 1.5%
Andersons, Inc.	12,929	589,950
Casey's General Stores, Inc.	8,853	1,840,981
Chefs' Warehouse Holdings (a)	14,153	460,680
Costco Wholesale Corp.	96,567	46,755,810
Grocery Outlet Holding Corp. (a)(b)	26,365	713,173
Ingles Markets, Inc. Class A	5,487	490,538
PriceSmart, Inc.	8,502	592,759
Sprouts Farmers Market LLC (a)	31,280	947,471
Walgreens Boots Alliance, Inc. (b)	191,963	6,820,445
		59,211,807
Food Products - 0.9%
Bridgford Foods Corp. (a)(b)	2,772	35,398
Cal-Maine Foods, Inc. (b)	13,971	793,553
Freshpet, Inc. (a)	2,861	177,897
Hostess Brands, Inc. Class A (a)	40,136	991,359
J&J Snack Foods Corp.	4,979	703,085
Lancaster Colony Corp. (b)	6,266	1,202,947
Mission Produce, Inc. (a)	31,306	360,645
Mondelez International, Inc.	303,347	19,772,157
Pilgrim's Pride Corp. (a)(b)	59,338	1,387,916
Sovos Brands, Inc. (a)	35,560	464,769
The Hain Celestial Group, Inc. (a)	26,609	474,438
The Kraft Heinz Co.	270,860	10,547,288
The Simply Good Foods Co. (a)	26,764	1,024,794
		37,936,246
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	13,827	531,372
Reynolds Consumer Products, Inc. (b)	51,177	1,404,297
WD-40 Co. (b)	3,648	632,673
		2,568,342
Personal Products - 0.0%
Inter Parfums, Inc.	9,607	1,156,779
Olaplex Holdings, Inc. (a)(b)	121,329	596,939
Veru, Inc. (a)(b)	32,462	128,387
		1,882,105
TOTAL CONSUMER STAPLES		186,963,826
ENERGY - 0.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	219,220	6,708,132
Championx Corp.	49,928	1,526,299
CSI Compressco LP	60,682	82,528
Patterson-UTI Energy, Inc.	58,828	805,944
Smart Sand, Inc. (a)	88,361	156,399
Weatherford International PLC (a)	21,623	1,440,524
		10,719,826
Oil, Gas & Consumable Fuels - 0.6%
Alliance Resource Partners LP	37,837	785,118
Amplify Energy Corp. warrants 5/4/22 (a)(c)	322	0
APA Corp.	77,269	2,965,584
Chesapeake Energy Corp.	29,603	2,392,218
Chord Energy Corp.	8,820	1,187,348
Diamondback Energy, Inc. (b)	39,680	5,578,214
Golar LNG Ltd. (a)	32,346	738,459
Green Plains, Inc. (a)(b)	18,848	653,460
HighPeak Energy, Inc. (b)	28,840	771,470
New Fortress Energy, Inc. (b)	49,873	1,645,310
PDC Energy, Inc.	23,076	1,548,630
Plains All American Pipeline LP	165,090	2,187,443
Plains GP Holdings LP Class A	53,852	749,081
Ranger Oil Corp.	8,825	366,238
TORM PLC (b)	26,250	924,788
Vertex Energy, Inc. (a)(b)	27,419	259,658
Viper Energy Partners LP	22,641	648,212
		23,401,231
TOTAL ENERGY		34,121,057
FINANCIALS - 4.8%
Banks - 1.9%
Ameris Bancorp	20,087	961,565
BancFirst Corp.	9,249	834,722
Bancorp, Inc., Delaware (a)	22,990	795,224
Bank OZK (b)	31,316	1,441,475
Banner Corp.	11,382	716,838
BCB Bancorp, Inc. (b)	24,262	420,946
BOK Financial Corp.	17,142	1,794,425
Cathay General Bancorp	21,082	904,839
City Holding Co.	5,914	580,755
Columbia Banking Systems, Inc. (b)	20,754	617,016
Commerce Bancshares, Inc. (b)	30,533	2,019,758
CVB Financial Corp.	38,865	930,039
Eagle Bancorp, Inc.	8,463	370,764
East West Bancorp, Inc.	29,962	2,283,404
Eastern Bankshares, Inc.	49,725	779,688
Enterprise Bancorp, Inc.	10,286	364,022
Enterprise Financial Services Corp.	12,781	696,053
Fifth Third Bancorp	154,305	5,601,272
First Bancorp, North Carolina	20,268	840,919
First Busey Corp.	18,267	440,965
First Citizens Bancshares, Inc.	3,053	2,240,169
First Financial Bancorp, Ohio	26,887	662,496
First Financial Bankshares, Inc. (b)	35,467	1,300,930
First Hawaiian, Inc. (b)	36,128	988,101
First Internet Bancorp	16,424	443,612
First Interstate Bancsystem, Inc.	29,316	1,041,891
First Merchants Corp.	16,630	680,500
Fulton Financial Corp.	49,387	849,456
German American Bancorp, Inc. (b)	16,258	638,939
Hancock Whitney Corp. (b)	22,964	1,127,992
Heartland Financial U.S.A., Inc.	13,836	684,052
HomeStreet, Inc.	17,246	435,117
Hope Bancorp, Inc.	40,740	521,879
Huntington Bancshares, Inc. (b)	328,014	5,025,174
Independent Bank Corp.	11,773	938,073
Independent Bank Group, Inc.	12,125	713,678
International Bancshares Corp.	17,061	827,970
Investar Holding Corp.	14,139	278,538
Lakeland Financial Corp.	8,415	602,682
NBT Bancorp, Inc. (b)	11,809	479,327
Northwest Bancshares, Inc. (b)	43,474	600,811
OceanFirst Financial Corp.	23,075	547,339
Old National Bancorp, Indiana	76,799	1,357,038
Pacific Premier Bancorp, Inc.	26,458	857,768
PacWest Bancorp	33,181	920,773
Pathward Financial, Inc.	19,116	975,107
Pinnacle Financial Partners, Inc.	19,436	1,440,013
Popular, Inc.	19,134	1,366,168
Renasant Corp.	17,428	627,059
Republic Bancorp, Inc., Kentucky Class A	11,930	530,885
Sandy Spring Bancorp, Inc.	14,818	488,253
Seacoast Banking Corp., Florida	20,109	613,526
Signature Bank	16,507	1,899,130
Simmons First National Corp. Class A (b)	32,093	713,427
Southstate Corp.	18,302	1,476,605
Stock Yards Bancorp, Inc. (b)	9,722	569,029
SVB Financial Group (a)	13,200	3,803,052
Texas Capital Bancshares, Inc. (a)	13,928	922,451
TowneBank	20,530	622,675
Trico Bancshares (b)	11,567	584,249
Trustmark Corp. (b)	20,059	589,735
UMB Financial Corp.	12,527	1,135,698
Umpqua Holdings Corp.	60,640	1,070,902
United Bankshares, Inc., West Virginia (b)	34,121	1,391,113
United Community Bank, Inc. (b)	24,986	827,286
Valley National Bancorp	128,501	1,488,042
Veritex Holdings, Inc.	31,207	831,979
Washington Federal, Inc.	20,578	721,670
WesBanco, Inc.	20,555	743,063
Westamerica Bancorp.	9,259	510,356
Wintrust Financial Corp.	14,777	1,361,405
Zions Bancorp NA	36,704	1,857,956
		77,319,828
Capital Markets - 1.6%
B. Riley Financial, Inc. (b)	19,159	762,145
BGC Partners, Inc. Class A	65,763	319,608
Carlyle Group LP (b)	71,368	2,455,059
CME Group, Inc.	78,845	14,614,709
Coinbase Global, Inc. (a)(b)	37,504	2,431,384
CONX Corp. Class A (a)(b)	23,755	240,876
Focus Financial Partners, Inc. Class A (a)	17,656	915,640
Freedom Holding Corp. (a)(b)	20,873	1,518,928
Futu Holdings Ltd. ADR (a)(b)	15,811	778,059
Greenpro Capital Corp. (a)(b)	61,238	83,284
Hamilton Lane, Inc. Class A	15,953	1,241,143
Interactive Brokers Group, Inc.	22,803	1,963,566
LPL Financial	17,420	4,347,335
MarketAxess Holdings, Inc.	8,772	2,995,199
Morningstar, Inc.	10,028	2,079,105
NASDAQ, Inc.	111,053	6,225,631
Northern Trust Corp. (b)	47,023	4,479,881
Robinhood Markets, Inc. (a)(b)	196,839	1,982,169
SEI Investments Co.	33,454	2,015,604
StepStone Group, Inc. Class A (b)	31,180	891,748
T. Rowe Price Group, Inc. (b)	51,072	5,734,364
TPG, Inc. (b)	32,589	1,076,089
Tradeweb Markets, Inc. Class A	26,277	1,862,777
Up Fintech Holdings Ltd. ADR (a)(b)	60,969	227,414
Victory Capital Holdings, Inc.	22,685	770,383
Virtu Financial, Inc. Class A (b)	30,951	568,879
Virtus Investment Partners, Inc.	2,335	491,354
XP, Inc. Class A (a)(b)	115,221	1,431,045
		64,503,378
Consumer Finance - 0.2%
360 DigiTech, Inc. ADR	34,173	695,762
Credit Acceptance Corp. (a)(b)	3,125	1,388,563
Encore Capital Group, Inc. (a)(b)	6,841	353,543
FirstCash Holdings, Inc.	11,565	1,020,611
LendingTree, Inc. (a)	15,214	500,997
Navient Corp.	34,155	616,498
PRA Group, Inc. (a)	14,150	602,224
SLM Corp. (b)	68,281	981,881
SoFi Technologies, Inc. (a)(b)	212,749	1,404,143
Upstart Holdings, Inc. (a)(b)	17,443	322,870
		7,887,092
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	5,264	154,288
Accretion Acquisition Corp. (a)	43,911	449,210
Atlantic Coastal Acquisition Corp. Class A (a)	43,358	442,252
Avalon Acquisition, Inc. Class A (a)	45,519	472,032
Bridgetown Holdings Ltd. Class A (a)(b)	36,850	369,606
Crixus BH3 Acquisition Co. (a)(b)	15,173	155,220
FTAC Zeus Acquisition Corp. Class A (a)	64,575	659,311
Khosla Ventures Acquisition Co. III (a)	68,893	694,441
LM Funding America, Inc. (a)(b)	90,535	118,601
Marblegate Acquisition Corp. (a)(b)	16,574	166,237
MSD Acquisition Corp. Class A (a)	17,875	182,236
PepperLime Health Acquisition Corp. Class A (a)(b)	52,553	536,041
Perception Capital Corp. II Class A (a)(b)	14,985	157,343
RMG Acquisition Corp. III Class A (a)	66,333	664,657
Screaming Eagle Acquisition Corp. (a)	23,041	232,368
StoneBridge Acquisition Corp. (a)	16,741	175,781
Vector Acquisition Corp. II Class A (a)	65,515	668,253
		6,297,877
Insurance - 0.8%
Arch Capital Group Ltd. (a)	85,952	6,016,640
Brighthouse Financial, Inc. (a)	20,974	1,212,926
BRP Group, Inc. (a)	20,752	596,412
Cincinnati Financial Corp.	36,480	4,403,136
Enstar Group Ltd. (a)	4,382	1,071,443
Erie Indemnity Co. Class A (b)	11,110	2,615,183
Goosehead Insurance (a)	17,025	794,216
James River Group Holdings Ltd.	10,495	252,930
Oxbridge Re Holdings Ltd. (a)(b)	79,101	154,642
Palomar Holdings, Inc. (a)	9,277	556,620
Principal Financial Group, Inc. (b)	57,745	5,171,642
Safety Insurance Group, Inc.	5,083	410,147
Selective Insurance Group, Inc. (b)	15,755	1,599,605
Trupanion, Inc. (a)(b)	17,907	1,063,318
Willis Towers Watson PLC	24,941	5,845,173
		31,764,033
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	130,758	1,421,339
New York Mortgage Trust, Inc.	271,660	725,332
		2,146,671
Thrifts & Mortgage Finance - 0.2%
Broadway Financial Corp. (a)(b)	114,626	150,160
Capitol Federal Financial, Inc.	81,350	682,527
Carver Bancorp, Inc. (a)	30,089	134,197
Columbia Financial, Inc. (a)(b)	41,079	866,767
Enact Holdings, Inc. (b)	42,874	1,039,695
Home Point Capital, Inc. (b)	47,669	74,840
Merchants Bancorp	18,390	556,298
Mr. Cooper Group, Inc. (a)	21,024	976,144
NMI Holdings, Inc. (a)	19,528	455,784
TFS Financial Corp. (b)	88,067	1,276,091
WSFS Financial Corp. (b)	18,568	926,729
		7,139,232
TOTAL FINANCIALS		197,058,111
HEALTH CARE - 9.2%
Biotechnology - 5.3%
89Bio, Inc. (a)(b)	39,319	535,525
ACADIA Pharmaceuticals, Inc. (a)	67,579	1,398,210
Adicet Bio, Inc. rights (a)(c)	7,230	0
Agios Pharmaceuticals, Inc. (a)	23,655	598,708
Aileron Therapeutics, Inc. (a)(b)	15,044	22,416
Akero Therapeutics, Inc. (a)	11,676	531,375
Alector, Inc. (a)	31,247	266,849
Alkermes PLC (a)	42,092	1,125,540
Allakos, Inc. (a)	37,476	222,982
Allogene Therapeutics, Inc. (a)(b)	52,227	331,641
Alnylam Pharmaceuticals, Inc. (a)	26,318	5,038,581
Amgen, Inc.	116,746	27,045,378
Amicus Therapeutics, Inc. (a)	68,492	903,409
Anavex Life Sciences Corp. (a)(b)	31,747	302,231
Apellis Pharmaceuticals, Inc. (a)	28,103	1,840,184
Applied Genetic Technologies Corp. (c)	14,225	0
Aptorum Group Ltd. (a)(b)	33,640	107,648
Arcellx, Inc.	15,390	431,074
Arcturus Therapeutics Holdings, Inc. (a)(b)	14,600	237,250
Arcutis Biotherapeutics, Inc. (a)	22,241	359,859
Argenx SE ADR (a)	6,903	2,526,636
Arrowhead Pharmaceuticals, Inc. (a)	25,036	808,663
Ascendis Pharma A/S sponsored ADR (a)	13,619	1,512,935
Atara Biotherapeutics, Inc. (a)	61,602	249,488
Aurinia Pharmaceuticals, Inc. (a)	39,045	354,919
Avid Bioservices, Inc. (a)	23,763	391,139
Beam Therapeutics, Inc. (a)(b)	19,589	788,261
BeiGene Ltd. ADR (a)(b)	10,990	2,468,684
BioCryst Pharmaceuticals, Inc. (a)	52,263	462,528
Biogen, Inc. (a)	32,777	8,845,201
BioMarin Pharmaceutical, Inc. (a)	42,578	4,240,343
BioNTech SE ADR	19,010	2,472,251
Black Diamond Therapeutics, Inc. (a)(b)	75,711	134,008
bluebird bio, Inc. (a)	77,863	404,888
Blueprint Medicines Corp. (a)	15,766	668,005
BridgeBio Pharma, Inc. (a)(b)	63,938	730,172
CareDx, Inc. (a)	14,988	252,098
Celldex Therapeutics, Inc. (a)	19,621	839,583
Cerevel Therapeutics Holdings (a)	40,263	1,074,619
Clementia Pharmaceuticals, Inc. rights (a)(c)	20,215	0
CRISPR Therapeutics AG (a)(b)	19,136	943,788
CureVac NV (a)(b)	50,593	437,124
Cyclerion Therapeutics, Inc. (a)	227,375	148,021
Cytokinetics, Inc. (a)	24,397	1,057,854
Day One Biopharmaceuticals, Inc. (a)(b)	26,626	490,451
Denali Therapeutics, Inc. (a)	32,572	884,330
Dynavax Technologies Corp. (a)(b)	36,842	379,473
Editas Medicine, Inc. (a)(b)	51,441	465,027
Enanta Pharmaceuticals, Inc. (a)	9,294	450,759
Entrada Therapeutics, Inc. (a)(b)	6,666	84,992
EQRx, Inc. (a)	155,159	350,659
Erasca, Inc. (a)	30,638	110,297
Evelo Biosciences, Inc. (a)(b)	50,941	31,578
Exact Sciences Corp. (a)(b)	41,609	2,593,489
Exelixis, Inc. (a)	80,873	1,381,311
Fate Therapeutics, Inc. (a)	29,170	178,520
FibroGen, Inc. (a)	43,287	960,971
Forte Biosciences, Inc. (a)	100,274	102,279
Galectin Therapeutics, Inc. (a)(b)	58,862	121,844
Genmab A/S ADR (a)	15,890	596,828
Gilead Sciences, Inc. (b)	274,277	22,087,527
Grifols SA ADR (a)	41,595	360,213
Halozyme Therapeutics, Inc. (a)	34,210	1,641,738
Horizon Therapeutics PLC (a)	50,141	5,489,938
ImmunityBio, Inc. (a)(b)	113,487	276,908
Immunovant, Inc. (a)	33,617	587,289
Impel Pharmaceuticals, Inc. (a)(b)	54,935	76,360
Incyte Corp. (a)	50,635	3,897,882
Inhibrx, Inc. (a)(b)	8,612	207,205
Inmune Bio, Inc. (a)(b)	28,696	270,890
Inovio Pharmaceuticals, Inc. (a)(b)	282,861	356,405
Insmed, Inc. (a)(b)	29,406	599,294
Intellia Therapeutics, Inc. (a)	17,497	702,854
Ionis Pharmaceuticals, Inc. (a)	36,902	1,324,782
Iovance Biotherapeutics, Inc. (a)	83,124	605,974
Ironwood Pharmaceuticals, Inc. Class A (a)	49,907	562,452
Iveric Bio, Inc. (a)	45,122	937,635
Karuna Therapeutics, Inc. (a)	7,565	1,508,612
Keros Therapeutics, Inc. (a)	12,289	654,021
Krystal Biotech, Inc. (a)	11,098	909,037
Kura Oncology, Inc. (a)	28,721	342,354
Kymera Therapeutics, Inc. (a)(b)	20,052	629,232
Legend Biotech Corp. ADR (a)	15,947	736,432
Lyell Immunopharma, Inc. (a)	99,786	214,540
Macrogenics, Inc. (a)	50,984	310,493
Madrigal Pharmaceuticals, Inc. (a)	7,402	2,006,016
MannKind Corp. (a)(b)	106,636	563,038
Mirati Therapeutics, Inc. (a)(b)	15,134	693,743
Moderna, Inc. (a)	85,558	11,876,306
Myriad Genetics, Inc. (a)	25,508	482,611
Natera, Inc. (a)	24,982	1,212,876
Neurocrine Biosciences, Inc. (a)	22,507	2,320,472
Novavax, Inc. (a)(b)	24,559	227,416
Nurix Therapeutics, Inc. (a)	23,810	224,528
Nuvalent, Inc. Class A (a)(b)	14,164	429,028
Ocugen, Inc. (a)(b)	226,884	226,022
Omniab, Inc. (c)	2,320	7,238
Omniab, Inc. (c)	2,320	6,844
OncoSec Medical, Inc. (a)(b)	2,026	2,188
Organogenesis Holdings, Inc. Class A (a)	70,189	171,963
ProKidney Corp. (a)(b)	15,525	181,487
Prometheus Biosciences, Inc. (a)	13,714	1,678,456
Prothena Corp. PLC (a)	14,471	806,903
PTC Therapeutics, Inc. (a)	17,708	773,308
Recursion Pharmaceuticals, Inc. (a)(b)	53,204	433,613
Regeneron Pharmaceuticals, Inc. (a)	23,766	18,072,142
Relay Therapeutics, Inc. (a)	33,546	541,768
Repligen Corp. (a)(b)	11,207	1,954,165
Revolution Medicines, Inc. (a)	22,142	592,520
Rhythm Pharmaceuticals, Inc. (a)	12,886	313,259
Rocket Pharmaceuticals, Inc. (a)	24,813	476,658
Roivant Sciences Ltd. (a)	188,011	1,521,009
Sage Therapeutics, Inc. (a)	18,515	770,965
Sana Biotechnology, Inc. (a)(b)	92,889	340,903
Sarepta Therapeutics, Inc. (a)(b)	21,918	2,676,845
Savara, Inc. (a)	335,959	839,898
Seagen, Inc. (a)	41,211	7,405,205
Seres Therapeutics, Inc. (a)	45,392	229,230
Sesen Bio, Inc. (b)	448,515	260,139
Sigilon Therapeutics, Inc. (a)	26,860	29,277
Sorrento Therapeutics, Inc. (a)	16,072	4,904
SpringWorks Therapeutics, Inc. (a)(b)	26,776	854,154
Stoke Therapeutics, Inc. (a)(b)	40,031	355,876
Summit Therapeutics, Inc. (a)(b)	77,259	139,066
Summit Therapeutics, Inc. rights 3/1/23	76,167	122,956
TG Therapeutics, Inc. (a)	88,501	1,417,786
Tiziana Life Sciences Ltd. (a)(b)	144,262	79,488
Tobira Therapeutics, Inc. rights (a)(c)	1,750	0
Travere Therapeutics, Inc. (a)	22,309	494,367
Twist Bioscience Corp. (a)	17,225	335,199
Ultragenyx Pharmaceutical, Inc. (a)	22,419	997,421
United Therapeutics Corp. (a)	10,306	2,535,688
Vaxart, Inc. (a)(b)	155,775	121,411
Vaxcyte, Inc. (a)	23,883	978,487
Veracyte, Inc. (a)	18,197	447,828
Vertex Pharmaceuticals, Inc. (a)	56,137	16,296,010
Verve Therapeutics, Inc. (a)(b)	14,168	269,192
Vir Biotechnology, Inc. (a)	34,749	792,277
Xencor, Inc. (a)	16,528	531,045
Xenon Pharmaceuticals, Inc. (a)	18,828	742,953
Zai Lab Ltd. ADR (a)	20,118	747,384
Zentalis Pharmaceuticals, Inc. (a)	21,472	406,465
		216,600,939
Health Care Equipment & Supplies - 2.0%
Abiomed, Inc. (c)	10,350	10,557
Align Technology, Inc. (a)	16,814	5,203,933
Alphatec Holdings, Inc. (a)	63,285	937,251
Atricure, Inc. (a)	12,978	499,653
Axonics Modulation Technologies, Inc. (a)	13,276	797,755
Cue Health, Inc. (a)	46,805	100,631
Dentsply Sirona, Inc.	51,548	1,962,432
DexCom, Inc. (a)	84,080	9,333,721
Embecta Corp. (b)	20,208	645,646
Establishment Labs Holdings, Inc. (a)(b)	8,733	625,807
GE HealthCare Technologies, Inc. (a)	99,342	7,549,992
Heska Corp. (a)	3,321	270,429
Hologic, Inc. (a)	56,889	4,530,640
ICU Medical, Inc. (a)(b)	5,526	942,957
IDEXX Laboratories, Inc. (a)	17,636	8,346,061
Inari Medical, Inc. (a)	13,011	731,999
InMode Ltd. (a)	19,749	697,337
Insulet Corp. (a)(b)	15,874	4,386,939
Integra LifeSciences Holdings Corp. (a)(b)	21,263	1,182,648
Intuitive Surgical, Inc. (a)	78,791	18,073,867
iRhythm Technologies, Inc. (a)	6,561	772,098
Lantheus Holdings, Inc. (a)	13,834	1,023,163
LivaNova PLC (a)	14,616	691,629
Masimo Corp. (a)	12,284	2,055,236
Merit Medical Systems, Inc. (a)	13,840	976,827
Mesa Laboratories, Inc. (b)	1,959	345,803
Neogen Corp. (a)	27,843	492,543
Novocure Ltd. (a)(b)	24,582	1,892,077
NuVasive, Inc. (a)	15,238	658,739
Omnicell, Inc. (a)	11,219	610,762
OrthoPediatrics Corp. (a)	7,463	326,581
PROCEPT BioRobotics Corp. (a)	15,596	584,070
QuidelOrtho Corp. (a)	15,811	1,374,608
Reshape Lifesciences, Inc. (a)(b)	3,922	16,433
Shockwave Medical, Inc. (a)	7,582	1,442,400
Staar Surgical Co. (a)	12,973	718,574
Tandem Diabetes Care, Inc. (a)(b)	14,087	505,160
		81,316,958
Health Care Providers & Services - 0.5%
Acadia Healthcare Co., Inc. (a)	22,323	1,618,641
Accolade, Inc. (a)	34,035	378,129
AdaptHealth Corp. (a)	40,805	652,472
Addus HomeCare Corp. (a)	5,941	645,430
Alignment Healthcare, Inc. (a)	53,131	528,122
Amedisys, Inc. (a)	8,175	751,691
Apollo Medical Holdings, Inc. (a)(b)	17,458	609,284
Aveanna Healthcare Holdings, Inc. (a)	56	68
Corvel Corp. (a)	5,017	904,465
GeneDx Holdings Corp. Class A (a)	182	91
Guardant Health, Inc. (a)	23,237	717,791
HealthEquity, Inc. (a)	19,580	1,276,029
Henry Schein, Inc. (a)	30,031	2,351,728
LifeStance Health Group, Inc. (a)(b)	103,403	529,423
Modivcare, Inc. (a)	4,539	445,684
National Research Corp. Class A	8,089	365,299
NeoGenomics, Inc. (a)	45,626	768,798
Opko Health, Inc. (a)(b)	223,784	255,114
Option Care Health, Inc. (a)	34,087	1,045,448
Patterson Companies, Inc.	26,685	707,686
Premier, Inc.	31,842	1,024,994
Privia Health Group, Inc. (a)(b)	31,784	887,727
Progyny, Inc. (a)	23,220	872,143
R1 Rcm, Inc. (a)	89,964	1,277,489
RadNet, Inc. (a)	20,707	488,375
Surgery Partners, Inc. (a)	21,079	705,093
The Ensign Group, Inc. (b)	14,930	1,335,936
		21,143,150
Health Care Technology - 0.1%
Certara, Inc. (a)(b)	42,129	763,377
Definitive Healthcare Corp. (a)(b)	28,424	324,602
Nextgen Healthcare, Inc. (a)	23,859	432,086
Nutex Health, Inc. (a)(b)	212,595	291,255
Schrodinger, Inc. (a)	22,266	483,840
Veradigm, Inc. (a)	37,456	622,144
		2,917,304
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (a)(b)	14,776	702,156
AbCellera Biologics, Inc. (a)	86,426	725,978
Azenta, Inc. (a)	18,377	806,567
Bio-Techne Corp.	32,978	2,395,522
Bruker Corp.	35,388	2,438,941
CryoPort, Inc. (a)	12,827	277,833
Cytek Biosciences, Inc. (a)	49,266	507,440
ICON PLC (a)	17,486	3,945,366
Illumina, Inc. (a)	35,033	6,978,574
Medpace Holdings, Inc. (a)	8,597	1,666,786
OmniAb, Inc. (a)	30,923	128,949
Pacific Biosciences of California, Inc. (a)(b)	81,921	743,843
Syneos Health, Inc. (a)	24,242	975,013
		22,292,968
Pharmaceuticals - 0.8%
Amphastar Pharmaceuticals, Inc. (a)	17,220	548,629
Amylyx Pharmaceuticals, Inc. (a)	23,484	817,713
Arvinas Holding Co. LLC (a)	16,881	517,403
AstraZeneca PLC sponsored ADR	132,178	8,615,362
Aurora Cannabis, Inc. (a)(b)	489,657	408,864
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	39,391	391,940
Axsome Therapeutics, Inc. (a)(b)	12,483	851,216
Cassava Sciences, Inc. (a)(b)	17,002	419,949
CinCor Pharma, Inc. rights (a)(c)	12,042	0
Corcept Therapeutics, Inc. (a)	30,939	644,459
Cronos Group, Inc. (a)(b)	162,645	352,940
DICE Therapeutics, Inc. (a)(b)	12,827	382,758
Dova Pharmaceuticals, Inc. rights (a)(c)	7,729	0
Eloxx Pharmaceuticals, Inc. (a)(b)	2,939	9,434
Fulcrum Therapeutics, Inc. (a)	36,560	220,822
GH Research PLC (a)(b)	20,347	194,924
Harmony Biosciences Holdings, Inc. (a)	17,150	755,115
Innoviva, Inc. (a)	28,403	342,824
Intra-Cellular Therapies, Inc. (a)	24,178	1,185,447
Jazz Pharmaceuticals PLC (a)	14,883	2,089,573
Ligand Pharmaceuticals, Inc.:
Class B (a)	6,291	453,833
General CVR (a)	1,530	5
Glucagon CVR (a)	1,530	6
rights (a)	1,530	12
TR Beta CVR (a)	1,530	185
Pacira Biosciences, Inc. (a)	12,272	522,419
Reata Pharmaceuticals, Inc. (a)(b)	13,585	423,444
Revance Therapeutics, Inc. (a)	33,695	1,169,217
Royalty Pharma PLC	97,798	3,506,058
Sanofi SA sponsored ADR	64,289	3,011,940
Satsuma Pharmaceuticals, Inc. (a)(b)	217,212	204,288
Scilex Holding Co.	45,036	370,083
Supernus Pharmaceuticals, Inc. (a)	18,486	694,889
Tilray Brands, Inc. Class 2 (a)(b)	157,033	444,403
Ventyx Biosciences, Inc. (a)	13,352	577,474
Viatris, Inc.	279,820	3,189,948
WAVE Life Sciences (a)(b)	75,101	315,424
		33,633,000
TOTAL HEALTH CARE		377,904,319
INDUSTRIALS - 4.7%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	7,286	624,702
Axon Enterprise, Inc. (a)	15,709	3,146,670
Elbit Systems Ltd.	10,445	1,764,369
Kratos Defense & Security Solutions, Inc. (a)	33,808	427,671
Lilium NV (a)(b)	125,927	127,186
Mercury Systems, Inc. (a)(b)	14,615	764,949
Woodward, Inc.	15,378	1,522,422
		8,377,969
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	19,128	400,349
Atlas Air Worldwide Holdings, Inc. (a)	8,125	819,081
C.H. Robinson Worldwide, Inc. (b)	29,497	2,948,520
Expeditors International of Washington, Inc.	35,506	3,712,507
Forward Air Corp. (b)	8,159	842,090
Hub Group, Inc. Class A (a)	9,971	914,640
		9,637,187
Airlines - 0.3%
Allegiant Travel Co. (a)	5,536	567,717
American Airlines Group, Inc. (a)	154,988	2,476,708
Frontier Group Holdings, Inc. (a)	49,261	579,309
JetBlue Airways Corp. (a)	93,093	772,672
Ryanair Holdings PLC sponsored ADR (a)	24,043	2,230,469
Sun Country Airlines Holdings, Inc. (a)	22,805	457,240
United Airlines Holdings, Inc. (a)	70,296	3,652,580
		10,736,695
Building Products - 0.1%
AAON, Inc.	13,932	1,267,255
CSW Industrials, Inc. (b)	3,378	478,190
Gibraltar Industries, Inc. (a)	10,523	562,033
UFP Industries, Inc. (b)	16,569	1,417,147
		3,724,625
Commercial Services & Supplies - 0.6%
Aurora Innovation, Inc. (a)	210,215	327,935
Casella Waste Systems, Inc. Class A (a)	12,929	1,006,135
Cintas Corp.	22,655	9,933,538
Copart, Inc. (a)	106,708	7,518,646
Driven Brands Holdings, Inc. (a)(b)	36,700	1,026,683
Fuel Tech, Inc. (a)(b)	224,113	300,311
Matthews International Corp. Class A	12,917	492,913
Millerknoll, Inc. (b)	21,152	504,898
Stericycle, Inc. (a)(b)	18,979	904,919
Tetra Tech, Inc.	12,048	1,649,251
		23,665,229
Construction & Engineering - 0.1%
Construction Partners, Inc. Class A (a)	17,580	475,539
MYR Group, Inc. (a)	5,868	707,739
Willscot Mobile Mini Holdings (a)	47,791	2,456,457
		3,639,735
Electrical Equipment - 0.2%
Array Technologies, Inc. (a)	42,916	804,246
Ballard Power Systems, Inc. (a)(b)	86,957	494,785
Encore Wire Corp.	5,882	1,135,285
Enovix Corp. (a)(b)	38,464	354,638
Fluence Energy, Inc. (a)(b)	28,574	533,477
FuelCell Energy, Inc. (a)(b)	139,240	465,062
Plug Power, Inc. (a)(b)	129,228	1,921,620
Shoals Technologies Group, Inc. (a)	31,938	783,759
SunPower Corp. (a)(b)	40,334	605,817
Sunrun, Inc. (a)(b)	33,727	810,797
Tritium DCFC Ltd. (a)	60	108
Vicor Corp. (a)	8,232	386,904
		8,296,498
Industrial Conglomerates - 0.8%
Honeywell International, Inc. (b)	148,668	28,466,949
Icahn Enterprises LP	70,464	3,791,668
		32,258,617
Machinery - 0.5%
Altra Industrial Motion Corp.	16,875	1,038,319
Astec Industries, Inc.	8,457	380,819
Columbus McKinnon Corp. (NY Shares)	14,014	520,200
Franklin Electric Co., Inc.	12,183	1,164,329
Hillman Solutions Corp. Class A (a)	61,521	546,922
Hyzon Motors, Inc. Class A (a)(b)	110,541	143,703
Kornit Digital Ltd. (a)(b)	6,357	130,319
Lincoln Electric Holdings, Inc. (b)	13,033	2,188,632
Middleby Corp. (a)	11,907	1,851,419
Nordson Corp.	12,852	2,822,813
Omega Flex, Inc. (b)	3,066	356,821
PACCAR, Inc.	116,469	8,409,062
Proterra, Inc. Class A (a)(b)	88,672	372,422
Shyft Group, Inc. (The) (b)	13,451	348,784
Symbotic, Inc. (a)(b)	22,939	375,053
		20,649,617
Marine - 0.0%
Golden Ocean Group Ltd. (b)	46,427	481,914
Star Bulk Carriers Corp. (b)	29,867	732,040
		1,213,954
Professional Services - 0.4%
CoStar Group, Inc. (a)	87,664	6,194,338
Exponent, Inc.	13,108	1,348,813
First Advantage Corp. (a)(b)	31,034	450,303
Forrester Research, Inc. (a)	9,986	328,440
Headhunter Group PLC ADR (c)	12,021	32,719
Huron Consulting Group, Inc. (a)	7,839	550,219
ICF International, Inc.	6,192	616,042
Kelly Services, Inc. Class A (non-vtg.) (b)	18,343	306,878
Kforce, Inc. (b)	7,806	487,797
NV5 Global, Inc. (a)	4,936	519,366
Sterling Check Corp. (a)(b)	25,696	326,853
Upwork, Inc. (a)	32,346	366,804
Verisk Analytics, Inc.	35,369	6,051,990
		17,580,562
Road & Rail - 1.0%
ArcBest Corp.	7,572	728,426
Avis Budget Group, Inc. (a)(b)	7,980	1,752,887
CSX Corp.	477,451	14,557,481
FTAI Infrastructure LLC	32	100
Grab Holdings Ltd. (a)(b)	858,098	2,754,495
Heartland Express, Inc.	29,636	478,029
Hertz Global Holdings, Inc. (a)(b)	71,201	1,317,931
J.B. Hunt Transport Services, Inc.	22,838	4,128,882
Landstar System, Inc. (b)	7,644	1,381,959
Marten Transport Ltd.	31,920	704,474
Old Dominion Freight Lines, Inc. (b)	25,233	8,560,548
Saia, Inc. (a)(b)	5,925	1,604,905
Universal Logistics Holdings, Inc.	12,771	379,299
Werner Enterprises, Inc.	17,113	794,899
		39,144,315
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	18,232	1,185,080
Fastenal Co.	128,653	6,633,349
FTAI Aviation Ltd.	29,342	741,472
H&E Equipment Services, Inc.	15,411	855,311
McGrath RentCorp.	7,771	799,170
Rush Enterprises, Inc. Class A	13,275	752,427
		10,966,809
TOTAL INDUSTRIALS		189,891,812
INFORMATION TECHNOLOGY - 44.9%
Communications Equipment - 1.3%
Applied Optoelectronics, Inc. (a)(b)	71,603	201,204
Cisco Systems, Inc.	902,819	43,714,496
CommScope Holding Co., Inc. (a)	59,070	427,667
Ericsson (B Shares) sponsored ADR	90,089	495,490
Extreme Networks, Inc. (a)	51,121	956,985
F5, Inc. (a)	13,261	1,896,058
Harmonic, Inc. (a)	45,614	601,649
Infinera Corp. (a)(b)	58,484	413,482
Lumentum Holdings, Inc. (a)	17,272	929,406
NetScout Systems, Inc. (a)	22,383	636,573
Radware Ltd. (a)(b)	15,468	322,198
ViaSat, Inc. (a)(b)	22,107	702,118
Viavi Solutions, Inc. (a)	60,957	666,870
		51,964,196
Electronic Equipment & Components - 0.8%
Advanced Energy Industries, Inc.	9,889	920,468
Avnet, Inc. (b)	25,256	1,129,196
CDW Corp.	30,399	6,153,366
Cognex Corp. (b)	35,302	1,674,021
ePlus, Inc. (a)	8,754	474,204
Flex Ltd. (a)	111,640	2,540,926
Innoviz Technologies Ltd. (a)(b)	63,795	303,026
Insight Enterprises, Inc. (a)	9,440	1,264,205
IPG Photonics Corp. (a)(b)	12,045	1,484,426
Itron, Inc. (a)	10,919	608,953
Lightwave Logic, Inc. (a)(b)	33,707	198,871
Littelfuse, Inc. (b)	6,025	1,558,848
MicroVision, Inc. (a)(b)	83,218	213,038
National Instruments Corp.	26,121	1,319,372
Nayax Ltd. (a)(b)	6,997	123,847
Novanta, Inc. (a)(b)	9,161	1,437,453
OSI Systems, Inc. (a)	5,694	526,980
PC Connection, Inc.	8,121	355,700
Plexus Corp. (a)	8,359	801,545
Sanmina Corp. (a)	17,549	1,061,013
Trimble, Inc. (a)	53,192	2,769,176
TTM Technologies, Inc. (a)	34,865	463,356
Zebra Technologies Corp. Class A (a)	11,382	3,417,446
		30,799,436
IT Services - 2.6%
Affirm Holdings, Inc. (a)(b)	42,226	575,118
Akamai Technologies, Inc. (a)	36,848	2,675,165
Amdocs Ltd.	29,220	2,676,844
Automatic Data Processing, Inc.	90,022	19,788,636
AvidXchange Holdings, Inc. (a)	72,231	718,698
BigCommerce Holdings, Inc. (a)	28,777	273,957
Cognizant Technology Solutions Corp. Class A	115,793	7,252,116
Concentrix Corp.	12,517	1,712,826
CSG Systems International, Inc.	10,994	617,863
Cyxtera Technologies, Inc. Class A (a)(b)	86,675	194,152
Dlocal Ltd. (a)(b)	31,521	470,924
Euronet Worldwide, Inc. (a)	12,818	1,395,239
EVO Payments, Inc. Class A (a)	15,392	521,019
ExlService Holdings, Inc. (a)	8,473	1,393,893
Fiserv, Inc. (a)	140,998	16,227,460
Flywire Corp. (a)	20,343	503,082
GDS Holdings Ltd. ADR (a)(b)	19,569	376,703
Jack Henry & Associates, Inc. (b)	16,875	2,771,550
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	103,858	399,853
Marqeta, Inc. Class A (a)	91,447	530,393
MongoDB, Inc. Class A (a)	15,469	3,241,065
Okta, Inc. (a)	32,386	2,308,798
Paychex, Inc.	79,817	8,811,797
Payoneer Global, Inc. (a)	122,997	713,383
PayPal Holdings, Inc. (a)	253,813	18,680,637
Perficient, Inc. (a)	8,532	604,066
Remitly Global, Inc. (a)	58,977	862,834
SS&C Technologies Holdings, Inc.	58,613	3,440,583
StoneCo Ltd. Class A (a)	2	17
Taoping, Inc. (a)(b)	25,649	17,541
Thoughtworks Holding, Inc. (a)(b)	63,212	465,240
Ttec Holdings, Inc.	14,747	593,714
VeriSign, Inc. (a)	24,850	4,891,226
Verra Mobility Corp. (a)	46,465	800,592
Wix.com Ltd. (a)(b)	14,884	1,347,449
		107,854,433
Semiconductors & Semiconductor Equipment - 12.0%
Advanced Micro Devices, Inc. (a)	345,235	27,128,566
Allegro MicroSystems LLC (a)	39,052	1,705,791
Ambarella, Inc. (a)	9,361	882,836
Amkor Technology, Inc.	61,333	1,579,938
Analog Devices, Inc.	113,932	20,903,104
Applied Materials, Inc.	190,045	22,073,727
ASML Holding NV	18,450	11,397,119
Axcelis Technologies, Inc. (a)	10,582	1,360,210
Broadcom, Inc.	88,275	52,460,950
Camtek Ltd. (a)(b)	16,865	457,379
Canadian Solar, Inc. (a)(b)	16,473	654,802
Cirrus Logic, Inc. (a)	11,896	1,222,314
Cohu, Inc. (a)	13,280	494,016
Credo Technology Group Holding Ltd. (a)(b)	45,258	480,187
Diodes, Inc. (a)	11,891	1,090,286
Enphase Energy, Inc. (a)	28,836	6,070,843
Entegris, Inc. (b)	32,984	2,811,226
First Solar, Inc. (a)	24,061	4,069,678
FormFactor, Inc. (a)	22,621	680,892
GlobalFoundries, Inc. (a)(b)	117,793	7,696,595
Impinj, Inc. (a)	8,243	1,093,187
Intel Corp.	892,254	22,243,892
KLA Corp.	30,494	11,568,814
Kulicke & Soffa Industries, Inc. (b)	17,025	907,433
Lam Research Corp. (b)	30,400	14,774,704
Lattice Semiconductor Corp. (a)(b)	33,786	2,870,459
MACOM Technology Solutions Holdings, Inc. (a)	17,606	1,206,715
Marvell Technology, Inc.	188,208	8,497,591
Maxeon Solar Technologies Ltd. (a)(b)	20,750	365,200
MaxLinear, Inc. Class A (a)	7,466	255,412
Meta Materials, Inc. (a)(b)	223,123	142,799
Microchip Technology, Inc.	120,834	9,791,179
Micron Technology, Inc.	240,275	13,892,701
MKS Instruments, Inc.	13,192	1,278,701
Monolithic Power Systems, Inc.	10,301	4,988,671
Navitas Semiconductor Corp. (a)(b)	57,411	372,597
Nova Ltd. (a)(b)	7,967	721,651
NVIDIA Corp.	535,574	124,338,860
NXP Semiconductors NV	56,532	10,089,831
onsemi (a)	90,732	7,023,564
Photronics, Inc. (a)	23,698	417,559
Power Integrations, Inc. (b)	15,237	1,253,243
Qorvo, Inc. (a)	21,525	2,171,657
Qualcomm, Inc.	241,474	29,829,283
Rambus, Inc. (a)	33,009	1,459,988
Semtech Corp. (a)	16,823	518,317
Silicon Laboratories, Inc. (a)	9,374	1,673,540
Silicon Motion Tech Corp. sponsored ADR	9,565	642,959
SiTime Corp. (a)	4,867	604,238
Skyworks Solutions, Inc.	36,950	4,122,512
SMART Global Holdings, Inc. (a)(b)	19,570	326,819
SolarEdge Technologies, Inc. (a)	11,587	3,683,739
Synaptics, Inc. (a)	8,701	1,023,325
Teradyne, Inc.	33,904	3,429,051
Texas Instruments, Inc.	198,815	34,086,832
Tower Semiconductor Ltd. (a)	19,592	794,652
Ultra Clean Holdings, Inc. (a)	16,793	535,025
Universal Display Corp.	11,033	1,498,833
		489,715,992
Software - 15.3%
ACI Worldwide, Inc. (a)	30,338	784,237
Adeia, Inc.	31,449	310,087
Adobe, Inc. (a)	102,021	33,049,703
Alarm.com Holdings, Inc. (a)	13,020	661,807
Altair Engineering, Inc. Class A (a)(b)	12,929	828,232
Amplitude, Inc. (a)	20,371	268,897
ANSYS, Inc. (a)	19,156	5,815,953
AppFolio, Inc. (a)	4,747	626,889
Appian Corp. Class A (a)(b)	21,994	911,651
AppLovin Corp. (a)	70,524	952,074
Arqit Quantum, Inc. (a)(b)	47,185	58,509
Aspen Technology, Inc. (a)(b)	13,458	2,853,231
Atlassian Corp. PLC (a)	32,062	5,268,748
Autodesk, Inc. (a)	48,205	9,577,851
AvePoint, Inc. (a)(b)	81,433	407,165
Bentley Systems, Inc. Class B (b)	55,886	2,261,148
Blackbaud, Inc. (a)	13,271	739,062
BlackLine, Inc. (a)	14,853	1,015,351
Braze, Inc. (a)	17,022	522,575
Cadence Design Systems, Inc. (a)	59,246	11,430,923
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	135,558	1,214,600
Check Point Software Technologies Ltd. (a)	29,419	3,639,719
Cognyte Software Ltd. (a)	99,712	368,934
CommVault Systems, Inc. (a)	12,960	763,085
Confluent, Inc. (a)	13,433	327,631
Coupa Software, Inc. (a)	15,148	1,226,988
Crowdstrike Holdings, Inc. (a)	47,499	5,732,654
Cvent Holding Corp. (a)	81,010	588,133
CyberArk Software Ltd. (a)(b)	9,575	1,386,173
Datadog, Inc. Class A (a)	63,420	4,852,898
Descartes Systems Group, Inc. (a)(b)	21,164	1,559,364
DocuSign, Inc. (a)	42,405	2,601,547
Dropbox, Inc. Class A (a)	65,758	1,341,463
Everbridge, Inc. (a)	15,162	495,494
EverCommerce, Inc. (a)(b)	58,712	587,120
Five9, Inc. (a)	10,184	672,144
Fortinet, Inc. (a)	174,125	10,349,990
Freshworks, Inc. (a)(b)	40,552	605,847
Gen Digital, Inc.	127,739	2,492,188
GitLab, Inc. (a)(b)	16,588	730,536
Gorilla Technology Group, Inc. (a)(b)	14,868	114,632
HashiCorp, Inc. (a)(b)	17,737	517,920
Hut 8 Mining Corp. (a)	110	182
InterDigital, Inc. (b)	9,211	672,311
Intuit, Inc.	61,220	24,927,560
Jamf Holding Corp. (a)	31,122	660,409
JFrog Ltd. (a)(b)	31,840	732,320
LivePerson, Inc. (a)	61,884	626,266
Magic Software Enterprises Ltd.	20,122	276,678
Manhattan Associates, Inc. (a)(b)	15,191	2,183,706
Matterport, Inc. (a)(b)	96,121	293,169
Microsoft Corp.	1,632,272	407,121,282
MicroStrategy, Inc. Class A (a)(b)	2,799	734,094
Monday.com Ltd. (a)(b)	9,585	1,482,991
NICE Ltd. sponsored ADR (a)	10,977	2,276,740
Nutanix, Inc. Class A (a)	48,050	1,357,413
Open Text Corp. (b)	64,026	2,201,214
Pagaya Technologies Ltd. Class A (a)(b)	173,903	179,120
Palo Alto Networks, Inc. (a)(b)	63,443	11,950,758
Paycor HCM, Inc. (a)(b)	35,639	882,778
Paylocity Holding Corp. (a)(b)	13,047	2,512,983
Pegasystems, Inc.	32,556	1,509,947
Progress Software Corp. (b)	13,476	774,061
PTC, Inc. (a)	26,949	3,377,518
Qualys, Inc. (a)	8,714	1,029,559
Rapid7, Inc. (a)	21,382	1,011,369
Riot Platforms, Inc. (a)(b)	54,857	342,856
Sapiens International Corp. NV	17,826	367,572
Smith Micro Software, Inc. (a)(b)	76,581	107,213
Splunk, Inc. (a)	37,104	3,803,160
Sprout Social, Inc. (a)	14,471	882,442
SPS Commerce, Inc. (a)	9,542	1,437,407
Synopsys, Inc. (a)	32,749	11,912,776
Tenable Holdings, Inc. (a)	26,280	1,162,364
Varonis Systems, Inc. (a)	40,986	1,109,901
Verint Systems, Inc. (a)	17,218	643,609
WeTrade Group, Inc.	76	27
Workday, Inc. Class A (a)	44,406	8,235,981
Zoom Video Communications, Inc. Class A (a)	56,438	4,209,710
Zscaler, Inc. (a)(b)	30,472	3,996,403
		627,499,002
Technology Hardware, Storage & Peripherals - 12.9%
Apple, Inc.	3,483,511	513,504,347
Avid Technology, Inc. (a)	17,261	501,605
Corsair Gaming, Inc. (a)(b)	30,062	526,085
Logitech International SA (b)	38,293	2,088,883
NetApp, Inc.	48,696	3,143,327
Seagate Technology Holdings PLC	49,887	3,220,705
Stratasys Ltd. (a)	24,872	322,092
Super Micro Computer, Inc. (a)	15,160	1,485,225
Western Digital Corp. (a)	65,129	2,506,164
Xerox Holdings Corp.	38,782	639,515
		527,937,948
TOTAL INFORMATION TECHNOLOGY		1,835,771,007
MATERIALS - 0.4%
Chemicals - 0.1%
Balchem Corp.	8,455	1,099,150
Diversey Holdings Ltd. (a)	85,628	506,061
Innospec, Inc.	7,314	800,590
Methanex Corp. (b)	19,818	999,422
PureCycle Technologies, Inc. (a)(b)	59,152	377,390
		3,782,613
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc.	52,291	565,266
TriMas Corp. (b)	14,613	438,244
		1,003,510
Metals & Mining - 0.3%
Kaiser Aluminum Corp.	5,706	452,600
Pan American Silver Corp. (b)	55,770	828,742
Royal Gold, Inc. (b)	14,052	1,669,237
Schnitzer Steel Industries, Inc. Class A	11,160	364,820
Sigma Lithium Corp. (a)(b)	33,997	1,222,532
SSR Mining, Inc. (b)	43,985	600,395
Steel Dynamics, Inc.	39,880	5,029,267
		10,167,593
TOTAL MATERIALS		14,953,716
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Equinix, Inc.	20,048	13,798,437
Gaming & Leisure Properties	58,265	3,139,318
Host Hotels & Resorts, Inc.	155,622	2,614,450
Lamar Advertising Co. Class A	20,714	2,165,856
Phillips Edison & Co., Inc. (b)	30,739	1,047,893
Potlatch Corp.	15,221	702,601
Regency Centers Corp.	40,840	2,568,836
Retail Opportunity Investments Corp.	36,826	524,034
Sabra Health Care REIT, Inc.	65,308	777,818
SBA Communications Corp. Class A	23,950	6,211,433
Service Properties Trust	50,302	552,316
Uniti Group, Inc.	66,892	367,237
		34,470,229
Real Estate Management & Development - 0.2%
Colliers International Group, Inc. (b)	10,294	1,192,251
Comstock Holding Companies, Inc. (a)	130,499	840,414
eXp World Holdings, Inc. (b)	37,762	456,165
FirstService Corp. (b)	10,391	1,425,957
Newmark Group, Inc. (b)	44,322	355,462
Zillow Group, Inc.:
Class A (a)	16,563	684,880
Class C (a)(b)	38,905	1,634,010
		6,589,139
TOTAL REAL ESTATE		41,059,368
UTILITIES - 1.0%
Electric Utilities - 1.0%
Alliant Energy Corp.	53,726	2,754,532
American Electric Power Co., Inc.	113,442	9,979,493
Constellation Energy Corp.	74,216	5,558,036
Evergy, Inc.	50,569	2,973,963
Exelon Corp.	217,010	8,765,034
MGE Energy, Inc.	10,086	713,887
Otter Tail Corp. (b)	11,903	843,804
Xcel Energy, Inc.	117,469	7,584,973
		39,173,722
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	26,785	739,266
Enlight Renewable Energy Ltd.	24,021	390,822
Montauk Renewables, Inc. (a)(b)	44,238	436,187
ReNew Energy Global PLC (a)(b)	89,914	390,227
		1,956,502
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	14,012	809,613
Water Utilities - 0.0%
Middlesex Water Co.	6,152	470,628
TOTAL UTILITIES		42,410,465
TOTAL COMMON STOCKS (Cost $3,007,585,643)		4,060,440,102

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (e) (Cost $1,969,583)	2,000,000	1,968,850

Money Market Funds - 5.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (f)	23,025,458	23,030,063
Fidelity Securities Lending Cash Central Fund 4.63% (f)(g)	210,519,706	210,540,758
TOTAL MONEY MARKET FUNDS (Cost $233,568,618)		233,570,821

TOTAL INVESTMENT IN SECURITIES - 105.1% (Cost $3,243,123,844)	4,295,979,773
NET OTHER ASSETS (LIABILITIES) - (5.1)%	(207,249,766)
NET ASSETS - 100.0%	4,088,730,007

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	122	Mar 2023	29,456,290	955,943	955,943

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,841,859.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	15,662,762	30,302,028	22,934,727	176,615	-	-	23,030,063	0.1%
Fidelity Securities Lending Cash Central Fund 4.63%	181,796,200	195,083,893	166,339,335	1,149,914	-	-	210,540,758	0.7%
Total	197,458,962	225,385,921	189,274,062	1,326,529	-	-	233,570,821

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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